Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Statements of Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses [Abstract]
General and administration expenses		$ (6,500)	$ (5,081)	$ (4,134)
Operating income/ (loss)		4,275	2,802	(14,713)
Other (expenses) / income, net [Abstract]
Interest and finance cost - related party		(8,881)	(5,122)	(2,616)
Gain on debt refinancing		0	11,392	0
Total other expenses, net		(25,317)	(6,037)	(9,876)
Net loss		$ (21,058)	$ (3,235)	$ (24,623)
Net loss per common share [Abstract]
Basic (in dollars per share)		$ (8.40)	$ (1.35)	$ (17.97)
Weighted average common shares outstanding [Abstract]
Basic (in shares)		2,507,087	2,389,719	1,370,200
Seanergy Maritime Holdings Corp. [Member]
Expenses [Abstract]
General and administration expenses		$ (3,380)	$ (2,642)	$ (2,115)
Operating income/ (loss)		(3,380)	(2,642)	(2,115)
Other (expenses) / income, net [Abstract]
Interest and finance cost - related party		(8,881)	(5,122)	(2,621)
Gain on debt refinancing		0	11,392	0
Other, net		(327)	(29)	(18)
Total other expenses, net		(9,208)	6,241	(2,639)
Equity in loss of subsidiaries	[1]	(8,470)	(6,834)	(19,869)
Net loss		$ (21,058)	$ (3,235)	$ (24,623)
Net loss per common share [Abstract]
Basic (in dollars per share)		$ (8.40)	$ (1.35)	$ (17.97)
Weighted average common shares outstanding [Abstract]
Basic (in shares)		2,507,087	2,389,719	1,370,200

[1]	Eliminated in consolidation